VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost
As of January 1	$ 3,638,048	$ 2,431,136
Additions	35,984	11,304
Transfer from asset under development		1,296,431
Transfer to asset under development		(90,828)
Impairment of long-term assets	(34,250)
Write-offs	(49,808)	(9,995)
As of December 31	3,624,224	3,638,048
Depreciation, amortization and impairment
As of January 1	(366,669)	(354,077)
Charge for the year	(112,564)	(93,415)
Transfer to asset under development		70,828
Write-offs	49,808	9,995
As of December 31	(463,675)	(366,669)
Property, Plant and Equipment, Net, Excluding Capital Leased Assets, Total	3,160,549	3,271,379
Interest costs capitalized		148,100
License
Depreciation, amortization and impairment
Amortization charge	500	300
Vessels (excluding converted FSRUs and FLNG)
Cost
As of January 1	3,447,464	2,383,993
Additions	6,268	3,639
Transfer from asset under development		1,150,660
Transfer to asset under development		(90,828)
Impairment of long-term assets	(34,250)
Write-offs	(24,415)	0
As of December 31	3,429,317	3,447,464
Depreciation, amortization and impairment
As of January 1	(331,477)	(323,883)
Charge for the year	(93,084)	(78,422)
Transfer to asset under development		70,828
Write-offs	24,415	0
As of December 31	(434,396)	(331,477)
Property, Plant and Equipment, Net, Excluding Capital Leased Assets, Total	2,994,921	3,115,987
Mooring equipment - FLNG
Cost
As of January 1	45,771	0
Additions	0	0
Transfer from asset under development		45,771
Transfer to asset under development		0
Impairment of long-term assets	0
Write-offs	0	0
As of December 31	45,771	45,771
Depreciation, amortization and impairment
As of January 1	(3,392)	0
Charge for the year	(5,714)	(3,392)
Transfer to asset under development		0
Write-offs	0	0
As of December 31	(9,106)	(3,392)
Property, Plant and Equipment, Net, Excluding Capital Leased Assets, Total	36,665	42,379
Drydocking expenditure
Cost
As of January 1	133,316	37,352
Additions	29,557	4,681
Transfer from asset under development		100,000
Transfer to asset under development		0
Impairment of long-term assets	0
Write-offs	(22,135)	(8,717)
As of December 31	140,738	133,316
Depreciation, amortization and impairment
As of January 1	(26,039)	(24,337)
Charge for the year	(12,530)	(10,419)
Transfer to asset under development		0
Write-offs	22,135	8,717
As of December 31	(16,434)	(26,039)
Property, Plant and Equipment, Net, Excluding Capital Leased Assets, Total	124,304	107,277
Office equipment
Cost
As of January 1	11,497	9,791
Additions	159	2,984
Transfer from asset under development		0
Transfer to asset under development		0
Impairment of long-term assets	0
Write-offs	(3,258)	(1,278)
As of December 31	8,398	11,497
Depreciation, amortization and impairment
As of January 1	(5,761)	(5,857)
Charge for the year	(1,236)	(1,182)
Transfer to asset under development		0
Write-offs	3,258	1,278
As of December 31	(3,739)	(5,761)
Property, Plant and Equipment, Net, Excluding Capital Leased Assets, Total	$ 4,659	$ 5,736